FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Sensitivity analysis assumptions (Details)	12 Months Ended
Dec. 31, 2024
Probable | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	5.17%
Probable | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	6.54%
Probable | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	12.15%
Probable | Euribor
Sensitivity analysis assumptions
Risk Variable (as a percent)	2.72%
Probable | United States of America, Dollars
Sensitivity analysis assumptions
Risk Variable Ratio	6,190
Probable | Euro Member Countries, Euro
Sensitivity analysis assumptions
Risk Variable Ratio	6,440
25% depreciation | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	6.50%
25% depreciation | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	8.24%
25% depreciation | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	13.48%
25% depreciation | Euribor
Sensitivity analysis assumptions
Risk Variable (as a percent)	3.41%
25% depreciation | United States of America, Dollars
Sensitivity analysis assumptions
Risk Variable Ratio	7,740
25% depreciation | Euro Member Countries, Euro
Sensitivity analysis assumptions
Risk Variable Ratio	8,050.0000
50% depreciation | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	7.85%
50% depreciation | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	9.97%
50% depreciation | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	16.39%
50% depreciation | Euribor
Sensitivity analysis assumptions
Risk Variable (as a percent)	4.10%
50% depreciation | United States of America, Dollars
Sensitivity analysis assumptions
Risk Variable Ratio	9,290
50% depreciation | Euro Member Countries, Euro
Sensitivity analysis assumptions
Risk Variable Ratio	9,650